Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2025 remaining	$ 71
2026	290
2027	280
Total lease payments	641
Less: Interest	(62)
Total lease liabilities	$ 579